Intangible assets - Termination of R&D activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets
Post-tax weighted average cost of capital	7.00%	7.00%	7.00%
Impairment	$ 491	$ 45	$ 148
Carrying value	$ 26,188	27,586	22,646
Group's valuation model	5.00%
Impairment charge	$ 300
Byetta
Disclosure of reconciliation of changes in intangible assets
Impairment	92
Carrying value	407
FluMist/Fluenz
Disclosure of reconciliation of changes in intangible assets
Impairment	121
Carrying value	267
Movantik
Disclosure of reconciliation of changes in intangible assets
Impairment	174
Carrying value	106
Tralokinumab
Disclosure of reconciliation of changes in intangible assets
Impairment	53
Verinurad
Disclosure of reconciliation of changes in intangible assets
Impairment	0
Carrying value	1,172
Other intangibles
Disclosure of reconciliation of changes in intangible assets
Impairment	51	1
Carrying value	$ 632	$ 744	$ 1,022